Stockholders' Equity (Details)																										1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Dec. 31, 2026 USD ($)	Mar. 18, 2026 USD ($) shares	Feb. 16, 2026 USD ($) shares	Jan. 01, 2026 shares	Sep. 30, 2025 USD ($) shares	Sep. 09, 2025 USD ($) shares	Jul. 11, 2025 USD ($)	Jun. 20, 2025 USD ($) shares	Jun. 17, 2025 USD ($) $ / shares shares	Jun. 13, 2025 USD ($) shares	May 19, 2025 USD ($) shares	Apr. 28, 2025 USD ($) shares	Mar. 28, 2025 shares	Feb. 11, 2025 USD ($) shares	Jan. 14, 2025 USD ($) shares	Jan. 13, 2025 USD ($) shares	Nov. 15, 2024 shares	Oct. 18, 2024 USD ($)	Jun. 17, 2024 shares	May 06, 2024 USD ($)	Mar. 07, 2024 USD ($) shares	Feb. 14, 2023 $ / shares	Jan. 27, 2023 $ / shares	Jan. 20, 2023 $ / shares	Oct. 17, 2022 USD ($) $ / shares	Mar. 31, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 01, 2026	Mar. 06, 2026	Feb. 04, 2026	Jan. 12, 2026	Dec. 31, 2023 USD ($)	Nov. 15, 2023 $ / shares shares	Feb. 15, 2023 USD ($)	Dec. 31, 2021 $ / shares
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																																		$ 1,006,603	$ 1,139,727
Common stock, par value (in Dollars per share) | $ / shares																																											$ 2
Stock Issued During Period, Value, Equity Line of Credit | $																													$ 2,682,800	$ 4,341,532
Shares issued (in Shares)																																		21,120,163
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares)																															1,141,804				235,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																															$ 0.61				$ 2.02
Share-based Compensation Arrangement by Share-based Payment Award, Options Granted, Grant Date Fair Value | $																															$ 1,472,770
Intrinsic value | $																											$ 0				$ 0			$ 0
Redeemable common shares (in Shares)																																		400,000
Preferred stock, shares authorized (in Shares)																											1,000,000				1,000,000			1,000,000	1,000,000
Preferred stock, per value (in Dollars per share) | $ / shares																											$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Exercised shares (in Shares)
Noncontrolling interest | $														$ 3,385,000
Exchange notice																																		2
Payments of issuance cash | $										$ 4,500,000
Purchase price | $						$ 17,012,649		$ 547,600
Total stockholders’ equity | $																											$ 48,575,209	$ 48,856,323	34,389,834	29,151,056	$ 48,575,209	$ 34,389,834		$ 52,987,299	$ 24,269,471					$ 27,902,229
Fair value | $																																		$ 87,250
Conversion of convertible notes | $																													2,764,187	$ 1,786,241
Consultant fees | $																		$ 20,000
Trading days					20 days													5 days
Value issued for services | $												$ 49,308
Trading price | $					$ 1
Percentage of aggregate consideration													3.00%
Percentage of aggregate consideration paid													3.00%
Gain on settlement | $												49,308
Shares awarded (in Shares)			120,000
Lease acquisition costs | $									$ 547,600
Number of additional shares issued (in Shares)																																		1,000,000
Withheld shares from issuance (in Shares)																																		175,577	10,267
Federal tax liabilities | $																																		$ 63,006	$ 10,267
Proceeds from common stock | $																																7,024,332	[1]	$ 8,502,252	$ 2,628,334
Percentage of volume-weighted average price																																		90.00%
Purchased shares (in Shares)																			100,000
Rapid purchase days																			2 days
Resale of consummation business combination days																																		30 days
Forecast [Member]
Stockholders’ Equity [Line Items]
Additional share based compensation expense | $	$ 225,541
Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares)																															247,951
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares)																															122,951
Vendor Warrants to Settle Accounts Payable [Member]
Stockholders’ Equity [Line Items]
Class of Warrants or Rights, Outstanding, Intrinsic Value | $																											0				$ 0
Class A Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Intrinsic value | $																																		$ 0
Warrants issued (in Shares)																																			1,200,000
Warrant term																																			2 years
Warrant exercise price (in Dollars per share) | $ / shares																																			$ 0.75
Fair value of warrants | $																																			$ 981,826
Common Stock [Member]
Stockholders’ Equity [Line Items]
Noncontrolling interest | $																																			$ 8,801,000
Number of commitment shares (in Shares)																					440,000
Share issued (in Shares)																																		250,000
Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount | $																												$ 3,446,454
Returned shares (in Shares)				400,000
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		245,902																													26,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other Than Options Grants in Period, Fair Value | $		$ 376,230
Share-based compensation expense | $																											211,601		206,766		$ 424,492	546,077
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $																											$ 415,294				415,294
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in Shares)																											0
Sale of stock shares issued (in Shares)																										60,000
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)			225,000
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)			80,000
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Shares awarded (in Shares)		122,951	225,000
Withheld shares from issuance (in Shares)				3,334
Share-Based Payment Arrangement, Option [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																											$ 213,562		30,886		$ 272,611	61,771
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																															10 years
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $																											$ 1,347,158				$ 1,347,158
Preferred Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged (in Shares)																																		875,000
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																			7.00%
PSTE Agreement [Member]
Stockholders’ Equity [Line Items]
Total stockholders’ equity | $						$ 17,012,649
Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Cash | $																		$ 5,000
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																					$ 573,568
Sales value | $																																		$ 2,000,000
Common stock effective rate																																		400.00%
Common stock rate																																		30.00%
Percentage of volume-weighted average price																																		96.00%
Commencing days after the business combination																																		3 days
Share issued (in Shares)																																		14,770,000
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Proceeds from common stock | $																									$ 150,000,000									$ 8,502,252
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Equity Agreement, Maximum Funding Limit | $																					$ 150,000,000				$ 150,000,000
Common stock, par value (in Dollars per share) | $ / shares																									$ 0.0001
Equity Agreement, Shares Sold, Price Per Share, Modifier 1																									400.00%
Equity Agreement, Shares Sold, Price Per Share, Modifier 2																									30.00%
Equity Agreement, Shares Sold, Price Per Share, Percentage of VWAP																									96.00%
Equity Agreement, Share Limit Per Request (in Shares)																			100,000
Equity Agreement, Percentage of Daily Trading Volume Limit																			7.00%
Proceeds from Issuance or Sale of Equity | $																																11,130,586
Shares issued (in Shares)																															17,000,000
Proceeds from common stock | $																															$ 11,130,586
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vested issued shares (in Shares)																																		9,167
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Rapid purchase days																			2 days
Share-Based Payment Arrangement, Nonemployee [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)			225,000
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)			40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other Than Options Grants in Period, Fair Value | $			$ 206,112
OpCo [Member]
Stockholders’ Equity [Line Items]
Percentage of outstanding units						100.00%
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			33.00%
Pogo ORRI Purchase Price [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount | $										13,500,000
Seller Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount | $										7,000,000
Promissory Notes [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount | $										$ 2,500,000
Interest rate										18.00%												15.00%	15.00%	15.00%
Maturing days										60 days
Convertible Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount | $																																		$ 268,500
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																			7.00%
Marketing and Distribution Services [Member]
Stockholders’ Equity [Line Items]
Value issued for services | $																													51,012
Advisory Services [Member]
Stockholders’ Equity [Line Items]
Value issued for services | $																													$ 42,510
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Consecutive trading day																																		2 days
Pogo Royalty [Member] | Seller Note [Member]
Stockholders’ Equity [Line Items]
Sale of stock shares issued (in Shares)						1,500,000
Seller [Member]
Stockholders’ Equity [Line Items]
Settle and discharge payment in cash | $										$ 7,000,000
MIPA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																									$ 0.0001
Common stock, shares authorized (in Shares)																																									121,000,000
Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued for services (in Shares)															45,050
Value issued for services | $															$ 45,050
Vendor [Member]
Stockholders’ Equity [Line Items]
Outstanding accounts payable | $												$ 98,615
White Lion [Member]
Stockholders’ Equity [Line Items]
Cash | $							$ 564,000
White Lion [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																			100,000
Rhône Merchant House, Ltd [Member]
Stockholders’ Equity [Line Items]
Cash | $																																										$ 50,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																			7.00%
Minimum [Member]
Stockholders’ Equity [Line Items]
Purchase price | $						$ 13,675,000
Minimum [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																				4.99%
Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																					4.99%	4.99%	4.99%
Minimum [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Stock Issued During Period, Value, Equity Line of Credit | $																									$ 2,000,000
Minimum [Member] | White Lion [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price							4.99%
Maximum [Member]
Stockholders’ Equity [Line Items]
Purchase price | $						$ 13,500,000
Maximum [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																				9.99%
Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																					9.99%	9.99%
Maximum [Member] | White Lion [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price							9.99%
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																				$ 360,000
Common stock, par value (in Dollars per share) | $ / shares																											$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Shares issued (in Shares)								1,000,000																										52,140,701
Common stock, shares outstanding (in Shares)																											55,424,861				55,424,861			51,740,701	9,923,205
Common stock, shares authorized (in Shares)																											100,000,000				100,000,000			100,000,000	100,000,000
Exercised shares (in Shares)																																		200,000
Number of shares transferred or exchanged (in Shares)											45,000			500,000
Share consideration (in Shares)										1,500,000
Cash | $																		$ 15,000
Trading days							10 days
General and administrative expenses | $																$ 226,000
Shares issued for services (in Shares)												98,615
Value issued for services | $											$ 18,596
Shares awarded (in Shares)											7,500						450,000
Issuance per share (in Dollars per share) | $ / shares									$ 0.5476																										$ 2.02
Purchased shares (in Shares)																																		90,000
Share issued (in Shares)																											55,424,861				55,424,861			51,740,701	9,923,205
Contractual term																																			10 years
Warrant exercise price (in Dollars per share) | $ / shares																						$ 11.5	$ 11.5	$ 11.5
Class A Common Stock [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																				90.00%
Class A Common Stock [Member] | Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Common stock employee shares (in Shares)																																			75,000
Class A Common Stock [Member] | Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Common stock employee shares (in Shares)																																			50,000
Class A Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Purchase shares (in Shares)																																			235,000
Class A Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares (in Shares)																																			1,300,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in Shares)																												353,334	328,800	325,457				1,783,668	848,074
Stock Issued During Period, Value, Equity Line of Credit | $																													$ 600	$ 477
Number of shares transferred or exchanged (in Shares)																																			450,000
Total stockholders’ equity | $																											$ 5,541	$ 5,541	$ 3,395	$ 1,752	$ 5,541	$ 3,395		$ 5,173	$ 992					484
Shares issued for conversion (in Shares)																													7,999,466	1,954,514
Conversion of convertible notes | $																													$ 800	$ 195
Purchased shares (in Shares)																													1,000,000
Class A Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Percentage of volume-weighted average price																																						90.00%
Class A Common Stock [Member] | PSTE Agreement [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																																		250,000
Class A Common Stock [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																																17,000,000
Class A Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity [Line Items]
Shares issued for conversion (in Shares)																																		21,120,163
Conversion of convertible notes | $																																		$ 8,474,540
Class A Common Stock [Member] | Convertible Note [Member]
Stockholders’ Equity [Line Items]
Accrued interest | $																																		$ 10,888
Class A Common Stock [Member] | Marketing and Distribution Services [Member]
Stockholders’ Equity [Line Items]
Shares issued for services (in Shares)					120,000
Class A Common Stock [Member] | Advisory Services [Member]
Stockholders’ Equity [Line Items]
Shares issued for services (in Shares)													100,000
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																																		305,375
Class A Common Stock [Member] | LH Operating, LLC [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)									1,000,000
Class A Common Stock [Member] | Master Services Agreement [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)								1,000,000
Class A Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																									$ 0.0001
Common stock, shares authorized (in Shares)																																									100,000,000
Class A Common Stock [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																																		$ 90,000
Shares issued (in Shares)																																		224,900
Shares received | $					$ 60,000
Class A Common Stock [Member] | Mr. Orr [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																200,000
Outstanding accounts payable | $																$ 75,000
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																											$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)																											0				0			0	500,000
Common stock, shares authorized (in Shares)																											20,000,000				20,000,000			20,000,000	20,000,000
Sale of stock shares issued (in Shares)																																		2,000,000
Share issued (in Shares)																											0				0			0	500,000
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in Shares)
Stock Issued During Period, Value, Equity Line of Credit | $
Number of shares transferred or exchanged (in Shares)
Total stockholders’ equity | $																																			$ 50					$ 180
Conversion of convertible notes | $
Class B Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)																																		500,000
Class B Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																									$ 0.0001
Common stock, shares authorized (in Shares)																																									20,000,000
Preferred Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized (in Shares)																																									1,000,000
Preferred stock, per value (in Dollars per share) | $ / shares																																									$ 0.0001
Class B Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged (in Shares)														500,000
Class B Units [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares (in Shares)																																			1,300,000
Common Stock [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Share issued (in Shares)																																		14,770,000
Common Stock [Member] | Master Services Agreement [Member]
Stockholders’ Equity [Line Items]
Development costs | $																																		$ 547,600
Class A Common Stock Options [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense | $																																		123,543	$ 97,805
Additional share based compensation expense | $																																		$ 149,281

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11